Note 13 - Commitments and Contingencies (Tables)	3 Months Ended
Jan. 31, 2025
Statement Line Items [Line Items]
Disclosure of commitments [text block]
(thousands of Canadian dollars)
	January 31	October 31	January 31
	2025	2024	2024

Loan commitments	$556,629	$635,433	$414,591
Letters of credit	64,741	65,671	84,594

	$621,370	$701,104	$499,185